Derivative Financial Instruments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair values of outstanding derivative instruments
Derivative assets	$ 4.8	$ 1.7
Derivative liabilities	8.5	5.2
Interest rate swap agreements | Cash Flow Hedging
Effect of derivative instruments on income and other comprehensive income
Increase in Losses Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax Effect (Effective Portion)	3.0
Designated as Hedging Instrument | Foreign Exchange Option | Cash Flow Hedging | Cost of revenue
Effect of derivative instruments on income and other comprehensive income
Losses Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(0.1)
Losses Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)		(0.1)	$ (0.1)
Designated as Hedging Instrument | Foreign Exchange Option | Prepaid Expenses and Other Current Assets
Fair values of outstanding derivative instruments
Derivative assets		0.1
Designated as Hedging Instrument | Interest rate swap agreements | Cash Flow Hedging
Effect of derivative instruments on income and other comprehensive income
Increase in Losses Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax Effect (Effective Portion)	(2.4)	(0.5)	(8.4)
Losses Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0.0
Designated as Hedging Instrument | Interest rate swap agreements | Cash Flow Hedging | Interest Expense
Effect of derivative instruments on income and other comprehensive income
Losses Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(2.9)	(3.1)	(2.2)
Designated as Hedging Instrument | Interest rate swap agreements | Accrued Expenses and Other Current Liabilities
Fair values of outstanding derivative instruments
Derivative liabilities	4.8	2.6
Designated as Hedging Instrument | Interest rate swap agreements | Other Long Term Liabilities
Fair values of outstanding derivative instruments
Derivative liabilities		1.1
Designated as Hedging Instrument | Interest rate swap agreements | Other Noncurrent Asset
Fair values of outstanding derivative instruments
Derivative assets	1.7
Not Designated as Hedging Instrument
Effect of derivative instruments on income and other comprehensive income
Non designated derivatives, Gains/(Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(0.1)	(5.0)	4.2
Not Designated as Hedging Instrument | Options Held | Cost of revenue
Effect of derivative instruments on income and other comprehensive income
Non designated derivatives, Gains/(Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)		(0.3)	(0.1)
Not Designated as Hedging Instrument | Foreign currency forward contracts | General and Administrative Expense
Effect of derivative instruments on income and other comprehensive income
Non designated derivatives, Gains/(Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(0.1)	(4.7)	4.2
Not Designated as Hedging Instrument | Foreign currency forward contracts | Cost of revenue
Effect of derivative instruments on income and other comprehensive income
Non designated derivatives, Gains/(Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)			$ 0.1
Not Designated as Hedging Instrument | Foreign currency forward contracts | Prepaid Expenses and Other Current Assets
Fair values of outstanding derivative instruments
Derivative assets	3.1	1.6
Not Designated as Hedging Instrument | Foreign currency forward contracts | Accrued Expenses and Other Current Liabilities
Fair values of outstanding derivative instruments
Derivative liabilities	$ 3.7	$ 1.5